Income Taxes - Summary of Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Income Taxes [line items]
Current year	$ (2,863)
(Underprovided)/overprovided in prior years	58
Current tax expense	(2,805)
Origination and reversal of temporary differences	(21)
(Utilization)/recognition of deferred tax assets on tax losses	13
Recognition of previously unrecognized tax losses	27
Deferred tax (expense)/income	19
Income tax expense	$ (2,786)	$ (2,585)	[1]	$ (1,658)	[1]
As Restated [Member]
Disclosure Of Income Taxes [line items]
Current year		(2,704)		(3,698)
(Underprovided)/overprovided in prior years		101		1
Current tax expense		(2,603)		(3,697)
Origination and reversal of temporary differences		(148)		2,000
(Utilization)/recognition of deferred tax assets on tax losses		120		23
Recognition of previously unrecognized tax losses		46		16
Deferred tax (expense)/income		18		2,039
Income tax expense		$ (2,585)		$ (1,658)

[1]	The consolidated income statements for 2017 and 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.